Statements of Net Assets Available for Benefits - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash	$ 0	$ 602,041
Investments at fair value	4,143,019,079	3,790,941,972
Fully benefit-responsive investment contracts at contract value	225,394,796	221,880,986
Receivables:
Notes receivable from Participants	64,321,077	58,619,410
Interest and dividend income	22,053	30,531
Total receivables	64,343,130	58,649,941
Total assets at fair value	4,432,757,005	4,072,074,940
Liabilities
Other payables	614,714	0
Total liabilities	614,714	0
Net assets available for benefits	$ 4,432,142,291	$ 4,072,074,940